Investment in Smart Crypto Fund SP at fair value through profit and loss	9 Months Ended
Sep. 30, 2026
Investment In Smart Crypto Fund Sp At Fair Value Through Profit And Loss
Investment in Smart Crypto Fund SP at fair value through profit and loss
8.	Investment in Smart Crypto Fund SP at fair value through profit and loss (“FVTPL”)

On February 9, 2026, Valour Inc., a wholly owned subsidiary of the Company, incorporated Valour Funds SPC (the “SPC”), a segregated portfolio company in the Cayman Islands that is registered with the Cayman Islands Monetary Authority as a mutual fund. In June 2026, the directors of the SPC created the Smart Crypto Fund SP as a segregated portfolio of the SPC, whose assets and liabilities are legally segregated from those of the SPC and its other portfolios. The Smart Crypto Fund follows a quantitative, AI-driven digital asset strategy that is proprietary to Neuronomics AG (“Neuronomics”), its investment manager and an associate of the Company (see Note 11).

On September 21, 2026, Valour subscribed $10,002,073 for Class B Portfolio Shares of the Smart Crypto Fund at $1,000 per share as the seed investor. As at September 30, 2026, Valour is the only investor in the SPC and the Smart Crypto Fund.

Under the investment management agreement dated June 1, 2026, Neuronomics manages the Smart Crypto Fund’s portfolio, and the management fee and performance fee charged to the Smart Crypto Fund are shared between Neuronomics and Valour. In return for these fees, Valour provides seed capital, uses commercially reasonable efforts to raise additional capital for the Smart Crypto Fund, and bears an operating support amount payable to Neuronomics during the support period, being $15,000 per month less the net management fee earned. During the three months ended September 30, 2026, Valour expensed $5,000 for the set-up of the Smart Crypto Fund.

The Company consolidates the SPC. The Smart Crypto Fund is a segregated portfolio that was assessed separately and is measured at fair value through profit or loss (see Note 2(e)(iii)). The investment was initially recognized at the subscription price of $1,000 per share, which the Company considered to be fair value.

The continuity of the investment in the Smart Crypto Fund SP, at FVTPL for the three months ended September 30, 2026 is as follows:

September 30, 2026
Opening Balance	$-
Subscription	10,002,073
Net change in unrealized gain (loss)	(1,700)
Closing Balance	$10,000,373

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)